Consolidated Statement of Financial Position € in Thousands, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Assets
Intangible assets	€ 3,632	€ 2,495	€ 1,023
Property, plant and equipment	23,137	16,692	14,961
Deferred tax assets	2,514	1,978	1,957
Non-current R&D incentives receivables	73,443	64,001	54,188
Other non-current assets	7,919	3,461	3,978
Non-current assets	110,645	88,627	76,107
Trade and other receivables	18,609	27,966	9,728
Current R&D incentives receivables	11,203	11,782	10,154
Cash and cash equivalents	1,290,796	1,151,211	973,241
Other current assets	8,244	6,688	14,109
Current assets	1,328,851	1,197,647	1,007,232
Total assets	1,439,496	1,286,274	1,083,338
Equity and liabilities
Share capital	236,540	233,414	223,928
Share premium account	1,277,780	993,025	649,135
Other reserves	(735)	(1,260)	(1,000)
Translation differences	(1,557)	(1,754)	(1,090)
Accumulated losses	(297,779)	(211,441)	(112,272)
Total equity	1,214,249	1,011,983	758,701
Pension liabilities	3,764	3,582	3,520
Finance lease liabilities			9
Other non-current liabilities	1,578	1,662	2,532
Non-current deferred income		97,348	214,785
Non-current liabilities	5,342	102,592	220,846
Finance lease liabilities		9	54
Trade and other liabilities	68,928	48,281	31,888
Current tax payable	1,175	865	1,022
Current deferred income	149,801	122,544	70,827
Current liabilities	219,905	171,699	103,791
Total liabilities	225,247	274,291	324,637
Total equity and liabilities	€ 1,439,496	€ 1,286,274	€ 1,083,338